Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Issuance of Equity Shares [Abstract]
Disclosure of classes of share capital

In CHF thousands	Number of Treasury shares	Average price in CHF	Total TCHF value

As of January 1, 2026	2,962,973	0.38	1,129
Shares vested under the PSU program	(873,552)	0.28	(245)
Shares withheld to cover social security and tax liabilities	103,875	3.08	320
Shares vested under the RSU program	(120,144)	0.28	(33)
Shares withheld to cover social security and tax liabilities	21,252	3.23	69
Other equity-settled transactions	(25,000)	0.28	(7)
Shares as of June 30, 2026	2,069,404	0.60	1,233

Treasury shares are measured at a FIFO principle.